Taxes - Reconciliation of Deferred Tax Asset and Liability (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	$ 182,051	$ 125,533
Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities	380,970	477,340
Non-capital losses | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	632,870	200,781
Non-capital losses | Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities	(10,341)	(390,008)
Derivative contracts | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	(89,619)
Derivative contracts | Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities		58,941
Capital assets | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	(447,463)	(81,105)
Capital assets | Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities	279,889	734,146
Stock based compensation | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	6,757
Stock based compensation | Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities		(5,805)
Asset retirement obligations | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	77,292	5,818
Asset retirement obligations | Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities	105,147	100,670
Unrealized foreign exchange | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	2,651
Unrealized foreign exchange | Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities		(4,282)
Other deferred tax liabilities | Deferred tax liabilities
Disclosure of income tax
Deferred tax asset/liabilities	6,275	(16,322)
Other deferred tax assets | Deferred tax assets
Disclosure of income tax
Deferred tax asset/liabilities	$ (437)	$ 39